Convertible Notes	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
Convertible Notes

Note 13. Convertible Notes

The following table summarizes the carrying amounts of the Company’s convertible notes as of June 30, 2026 and December 31, 2025.

	June 30,	December 31,
	2026	2025
Description
December 2025 convertible notes- current	$20,059	129,017,286
May 2026 convertible notes- noncurrent	334,515,000	-
June 2026 convertible notes- noncurrent	672,000,000	-
Total	$1,006,535,059	$129,017,286

December 2025 Convertible Notes

On December 17, 2025, the Company issued $2.25 million of convertible notes bearing interest at 10% per annum and maturing December 17, 2026. The notes automatically converted into Class A Ordinary Common Stock at $6.00 per share.

On December 19, 2025, SharonAI, Inc. and SharonAI Pty Ltd (collectively, the “Company”) issued unsecured redeemable convertible notes with an aggregate principal amount of approximately $103.7 million to several institutional investors.

The Convertible Notes accrue interest at 12.0% per annum if an initial public offering (“IPO”) does not occur within four months of issuance, increasing to 15.0% per annum if an IPO has not occurred within 12 months. The notes mature 24 months from the issue date and automatically convert upon an IPO or certain corporate transactions, subject to specified terms.

The Company elected the fair value option under ASC 825 for the Convertible Notes. The notes are initially recorded at fair value and subsequently remeasured at each reporting date, with changes in fair value recognized in earnings, except for changes attributable to instrument-specific credit risk, which are recognized in other comprehensive income.

On June 11, 2026, the Company issued 8,430,784 shares of its Class A Ordinary Common Stock, par value $0.0001 per share (the “Conversion Shares”) upon conversion of an aggregate principal amount of approximately $103.6 million of unsecured, redeemable, convertible notes (the “Notes”), together with $2.08 million of accrued and unpaid interest thereon pursuant to the terms of that certain Convertible Note Agreement (the “Agreement”), dated December 19, 2025, by and among SharonAI, Inc., SharonAI Pty Ltd and certain investors (the “Noteholders”). The Company assumed the obligations of SharonAI, Inc. under the Agreement promptly following the closing of the Business Combination Agreement, dated January 28, 2025. The number of Conversion Shares issued was determined in accordance with the conversion formula set forth in Section 4.6 of the Agreement, which provides that the conversion price is equal to the lower of (i) the applicable Discount Rate multiplied by the relevant transaction price and (ii) the applicable Valuation Cap (each as defined in the Agreement). Application of this formula resulted in an effective conversion price of $12.53 per share.

During the six months ended June 30, 2026, the Company recognized $2,081 thousand in accrued interest expense related to the Convertible Notes prior to conversion. Upon conversion in June 2026, the accrued interest was settled through the issuance of 165,749 common shares, with an aggregate fair value of $11,852 thousand based on the market price of $71.51 per share on the conversion date.

May 2026 Convertible Notes

On May 18, 2026, the Company issued $350 million aggregate principal amount of 6.00% Convertible Senior Notes due May 1, 2031. These notes bear interest at 6.00% per annum, payable quarterly in arrears, and mature on May 1, 2031, unless earlier converted or repurchased in accordance with their terms.

These notes are convertible into the Company’s Class A ordinary common stock at an initial conversion price of $48.24 per share, subject to customary anti-dilution adjustments and other terms specified in the Indenture (the “May 2026 Indenture”) dated May 18, 2026 between the Company and U.S. Bank Trust Company, National Association, as trustee (The “Trustee”). Beginning eighteen months after issuance, the Company may require conversion upon the satisfaction of specified market-based conditions. Upon certain fundamental changes, holders may require the Company to repurchase the notes at 100% of the principal amount, plus accrued and unpaid interest.

The Company evaluated the embedded features of the May 2026 Convertible Senior Notes under ASC 815 and concluded that the conversion feature qualifies for the equity scope exception and does not require bifurcation. Accordingly, these notes are accounted for as a single debt instrument. Debt issuance costs are recorded as a direct deduction from the carrying amount of the notes and are amortized to interest expense using the effective interest method over the contractual term of the notes.

June 2026 Convertible Notes

On June 22, 2026, the Company issued $700 million aggregate principal amount of 4.75% Convertible Senior Notes due June 15, 2032 in a private placement. These notes bear interest at 4.75% per annum, payable semi-annually in arrears, and mature on June 15, 2032, unless earlier converted, redeemed or repurchased in accordance with their terms.

The notes are convertible into the Company’s Class A ordinary common stock at an initial conversion price of approximately $99.66 per share, subject to customary anti-dilution adjustments and other terms specified in the Indenture dated June 22, 2026 between the Company and the Trustee (the “June 2026 Indenture”). The Company evaluated the embedded features of the notes under ASC 815 and concluded that the conversion feature qualifies for the equity scope exception and does not require bifurcation. Accordingly, the notes are accounted for as a single debt instrument. Debt issuance costs are recorded as a direct deduction from the carrying amount of the notes and are amortized to interest expense using the effective interest method over the contractual term of the notes.

Note 12. Convertible Notes

On December 17, 2025, the Company issued $2.25 million of convertible notes bearing interest at 10% per annum and maturing December 17, 2026. The notes automatically convert into Class A Ordinary Common Stock at $6.00 per share.

On December 19, 2025, SharonAI, Inc. and SharonAI Pty Ltd (collectively, the Company) entered into a Convertible Note Agreement with several institutional investors and issued unsecured redeemable convertible notes with an aggregate principal amount of $103.4 million.

The Convertible Notes bear interest at 12.0% per annum if an initial public offering (IPO) does not occur within four months of issuance, increasing to 15.0% per annum if an IPO has not occurred within 12 months. Interest accrues daily and is payable upon conversion in shares unless the notes are redeemed earlier. The Convertible Notes mature 24 months from the issue date.

The Convertible Notes automatically convert into common stock upon an IPO at a discount to the IPO price, or mandatorily convert upon certain corporate transactions, each subject to a valuation cap. At maturity, investors may elect to convert the notes into common stock or require cash redemption of the outstanding principal and accrued interest. The notes are also redeemable upon the occurrence of an event of default.

The Company elected to account for the Convertible Notes under the fair value option in accordance with ASC 825. Upon issuance, the Convertible Notes were recorded at a fair value of $129.4 million as a noncurrent liability. Transaction costs were recognized in earnings as incurred. The difference between the fair value of the Convertible Notes and the cash proceeds received was recognized as an expense following its issuance. The Convertible Notes are subsequently remeasured at fair value each reporting period, with changes in fair value recognized in earnings, except for changes attributable to instrument-specific credit risk, which are recognized in other comprehensive income. There was no change in fair value from the issuance date through December 31, 2025.